UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22107

SEI Structured Credit Fund, L.P.

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Timothy Barto

c/o SEI Investments Management Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (610) 676-2533

Date of fiscal year end: December 31, 2012

Date of reporting period: June 30, 2012

Item 1.	Reports to Stockholders.

SEI STRUCTURED CREDIT FUND, L.P.

Financial Statements (Unaudited)

For the six month period ended June 30, 2012

SEI Structured Credit Fund, L.P.

Financial Statements

For the six month period ended June 30, 2012

The Fund files its complete schedule of Fund holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling (888) 786-9977; and (ii) on the Commission’s website at http://www.sec.gov.

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

June 30, 2012

Description	Par Value	Fair Value
ASSET-BACKED SECURITIES (C) — 97.4%
CAYMAN ISLANDS — 86.3%
Aberdeen Loan Funding, Ser 2008-1A, Cl B
2.116%, 11/01/18 (A)(B)	$4,500,000	$3,665,700
ACAS Business Loan Trust, Ser 2007-2A, Cl A
0.866%, 11/18/19 (A)(B)	8,655,882	8,526,044
Alesco Preferred Funding, Ser 2005-7A, Cl B
1.268%, 07/23/35 (A)(B)	4,000,000	560,000
AMMC CDO, Ser 2011-9A
01/15/22 (B)	5,000,000	4,512,500
AMMC CDO, Ser 2012-10A
04/11/22 (B)	6,250,000	5,625,000
Atlas Senior Loan Fund, Ser 2012-1A, Cl B2L
6.716%, 08/15/24 (A)(B)	10,369,000	8,735,883
Brentwood CLO, Ser 2006-1A, Cl B
1.286%, 02/01/22 (A)(B)	3,750,000	2,362,500
Brentwood CLO, Ser 2006-1A, Cl C
2.066%, 02/01/22 (A)(B)	8,500,000	4,675,000
Callidus Debt Partners Fund, Ser 2001-1A, Cl B2
3.521%, 12/20/13 (A)(B)	164,304	161,223
Carlyle Global Market Strategies, Ser 2012-1A, Cl F
7.730%, 04/20/22 (A)(B)	12,975,000	11,028,750
CIT CLO, Ser 2007-1A, Cl D
2.468%, 06/20/21 (A)(B)	3,000,000	2,160,000
Claris III Jr.
0.766%, 08/04/21	10,732,061	8,371,008
Colts Trust, Ser 2006-2A, Cl D
2.318%, 12/20/18 (A)(B)	6,400,000	5,568,000
Commercial Industrial Finance, Ser 2006-2A, Cl B1L
2.067%, 03/01/21 (A)(B)	3,000,000	2,010,000
Commercial Industrial Finance, Ser 2006-2A, Cl B2L
4.467%, 03/01/21 (A)(B)	2,364,092	1,643,044
Commercial Industrial Finance, Ser 2007-1A, Cl A3L
1.216%, 05/10/21 (A)(B)	2,800,000	2,144,520
Commercial Industrial Finance, Ser 2007-1A, Cl B2L
4.366%, 05/10/21 (A)	3,011,795	2,017,902
Commercial Industrial Finance, Ser 2007-2A, Cl B
1.217%, 04/15/21 (A)(B)	5,000,000	3,500,000
Commercial Industrial Finance, Ser 2007-3A, Cl B
1.716%, 07/26/21 (A)(B)	12,000,000	9,296,400
Commercial Industrial Finance, Ser 2012-1A, Cl B1L
0.000%, 08/14/24 (A)(B)	4,000,000	3,581,250
Connecticut Valley Structured Credit CDO, Ser 2006-3A, Cl A3A
1.118%, 03/23/23 (A)(B)	5,500,000	3,712,500
Copper River CLO, Ser 2007-1A, Cl D
1.966%, 01/20/21 (A)(B)	2,000,000	1,445,000
Eastland CLO, Ser 2007-1A, Cl B
1.166%, 05/01/22 (A)(B)	10,000,000	6,100,000

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

June 30, 2012

Description	Par Value	Fair Value
Emerson Place CLO, Ser 2006-1A, Cl D
2.017%, 01/15/19 (A)(B)	$11,000,000	$6,545,000
FM Leveraged Capital Fund, Ser 2006-2A, Cl D
2.067%, 11/15/20 (A)(B)	15,996,000	11,357,160
FM Leveraged Capital Fund, Ser 2006-2A, Cl E
4.217%, 11/15/20 (A)	7,600,000	4,712,000
Foxe Basin CLO 2003, Ser 2003-1A, Cl C
3.718%, 12/15/15 (A)(B)	5,370,577	4,900,652
Franklin CLO IV
09/20/15	2,000,000	60,000
Freidbergmilstein Private Capital Fund
01/15/19 (A)	1,000,000	15,000
Friedbergmilstein Private Capital Fund, Ser 2004-1A, Cl C1
1.917%, 01/15/19 (A)(B)	4,000,000	3,750,000
Friedbergmilstein Private Capital Fund, Ser 2004-1A, Cl D1
2.967%, 01/15/19 (A)(B)	9,772,004	8,403,924
Gannett Peak CLO, Ser 2006-1A
1.986%, 10/27/20 (A)(B)	2,500,000	1,650,000
Gem Ligos II, Ser 2006-3A, Cl A2
1.290%, 03/23/21 (A)(B)	32,500,000	27,950,000
Gem Ligos II, Ser 2006-3A, Cl B
2.240%, 03/23/21 (A)(B)	12,085,000	7,976,100
GEMC, Ser 2005-8A, Cl A3
1.537%, 06/23/17 (A)(B)	10,000,000	8,700,000
Gleneagles CLO, Ser 2005-1A, Cl A2
0.866%, 11/01/17 (A)(B)	2,328,000	1,839,120
Gleneagles CLO, Ser 2005-1A, Cl B
1.016%, 11/01/17 (A)(B)	22,500,000	17,212,500
Gleneagles CLO, Ser 2005-1A, Cl C
1.366%, 11/01/17 (A)(B)	22,000,000	14,685,000
Global Leveraged Capital Credit Opportunity Fund, Ser 2006-1A, Cl B
1.066%, 12/20/18 (A)(B)	23,500,000	18,800,000
Grayson CLO, Ser 2006-1A, Cl B
1.166%, 11/01/21 (A)(B)	9,189,000	5,743,125
Grayson CLO, Ser 2006-1A, Cl C
2.016%, 11/01/21 (A)(B)	17,000,000	9,180,000
GSC Capital Loan Funding CLO, Ser 2006-1A, Cl E
2.317%, 02/18/20 (A)(B)	2,000,000	1,525,000
GSC Partners CDO Fund, Ser 2007-8A, Cl B
1.216%, 04/17/21 (A)(B)	5,000,000	3,401,500
Highland Loan Funding V, Ser 2001-1A, Cl A2A
1.146%, 08/01/14 (A)(B)	5,000,000	4,650,000
Highland Loan Funding V, Ser 2001-1A, Cl B
1.736%, 08/01/14 (A)(B)	5,085,493	3,966,685
Jasper CLO, Ser 2005-1A, Cl B
1.046%, 08/01/17 (A)(B)	946,000	785,180
Jasper CLO, Ser 2005-1A, Cl C
1.366%, 08/01/17 (A)(B)	500,000	331,300
Kingsland, Ser 2006-2A, Cl D
4.966%, 04/21/21 (A)(B)	4,500,000	3,195,000
LCM, Ser 2010-8A, Cl LP
01/14/21 (B)	2,000,000	1,680,000
Liberty CLO, Ser 2005-1A, Cl B
1.366%, 11/01/17 (A)(B)	20,000,000	13,200,000
Lightpoint CLO, Ser 2007-7A, Cl D
4.467%, 05/15/21 (A)(B)	2,260,000	1,485,091
MC Funding, Ser 2006-1A, Cl E
4.218%, 12/20/20 (A)(B)	12,760,000	9,449,163
Newstar Trust, Ser 2007-1A, Cl A1
0.707%, 09/30/22 (A)(B)	7,957,831	7,420,678
Northwoods Capital, Ser 2005-5A, Cl C1
2.318%, 12/07/20 (A)(B)	7,000,000	5,127,500

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

June 30, 2012

Description	Par Value	Fair Value
Ocean Trails CLO, Ser 2007-2A, Cl A2
0.829%, 06/27/22 (A)(B)	$500,000	$402,000
OZLM Funding, Ser 2012-1A, Cl C
07/22/23 (A)(B)	5,000,000	4,430,000
Red River CLO, Ser 2006-1A, Cl B
0.916%, 07/27/18 (A)	15,000,000	11,250,000
Red River CLO, Ser 2006-1A, Cl C
1.186%, 07/27/18 (A)	16,000,000	10,560,000
Red River CLO, Ser 2006-1A, Cl D
2.116%, 07/27/18 (A)	23,296,000	13,861,120
Rockwall CDO, Ser 2006-1A, Cl A1LA
0.766%, 08/01/21 (A)(B)	12,133,291	10,707,629
Rockwall CDO, Ser 2006-1A, Cl A1LB
0.966%, 08/01/21 (A)(B)	21,219,000	15,702,060
Rockwall CDO, Ser 2006-1A, Cl A2L
1.116%, 08/01/21 (A)(B)	13,638,055	9,273,877
Rockwall CDO, Ser 2007-1A, Cl A1LA
0.716%, 08/01/24 (A)(B)	28,326,455	23,652,590
Sapphire Valley CDO, Ser 2006-1A, Cl B
0.902%, 12/15/22 (A)(B)	10,000,000	6,879,000
Sargas CLO I, Ser 2006-1A, Cl B
1.117%, 08/27/20 (A)(B)	1,000,000	747,900
Slater Mill Loan Fund, Ser 2012-1A, Cl E
5.967%, 08/17/22 (A)(B)	4,250,000	3,409,350
Southfork CLO, Ser 2005-1A, Cl C
2.566%, 02/01/17 (A)(B)	9,750,000	6,435,000
Southport CLO, Ser 2004-1A, Cl D
6.467%, 10/15/16 (A)(B)	989,691	796,701
Telos CLO, Ser 2006-1A, Cl D
2.169%, 10/11/21 (A)(B)	18,000,000	11,970,000
Telos CLO, Ser 2007-2A, Cl D
2.667%, 04/15/22 (A)(B)	12,000,000	7,920,000
Tricadia CDO, Ser 2005-4A, Cl A1LA
0.858%, 12/11/22 (A)(B)	5,432,787	4,780,852
Valhalla CLO, Ser 2004-1A
08/01/16 (B)	6,500,000	2,356,250
Venture CDO, Ser 2012-10A
07/20/22 (B)	11,791,000	10,729,810
Venture CDO, Ser 2012-10A, Cl F
7.467%, 07/20/22 (A)(B)	5,000,000	4,135,000
Westwood CDO, Ser 2007-2A, Cl D
2.266%, 04/25/22 (A)(B)	4,440,000	2,863,800
Zais Investment Grade, Ser 9A, Cl B
1.316%, 04/27/52 (A)(B)	29,000,000	15,370,000
Zohar CDO, Ser 2007-3A, Cl A2
1.018%, 04/15/19 (A)(B)	40,000,000	26,000,000
Zohar CDO, Ser 2007-3A, Cl A3
1.018%, 04/15/19 (A)(B)	25,000,000	13,750,000

		529,081,841

IRELAND — 4.0%
ICE EM CLO, Ser 2007-1A, Cl A2
1.356%, 08/15/22 (A)(B)	12,875,000	10,042,500
ICE EM CLO, Ser 2007-1A, Cl A3
1.606%, 08/15/22 (A)(B)	18,783,000	14,275,080

		24,317,580

UNITED STATES — 7.1%
ACAS Business Loan Trust, Ser 2006-1A, Cl C
1.117%, 11/27/19 (A)(B)	19,500,000	15,990,000
ACAS Business Loan Trust, Ser 2007-1A
1.316%, 08/16/19 (A)(B)	3,701,772	2,905,891
Freeport Loan Trust, Ser 2006-1, Cl D
2.116%, 10/20/20 (A)(B)	4,318,386	4,264,406

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

June 30, 2012

Description	Par Value/Shares	Fair Value
ING Investment Management, Ser 2012-1, Cl 1
12/31/49 (B) (F)	$2,110,000	$1,751,300
MCG Commercial Loan Trust, Ser 2006-1A, Cl C
1.516%, 04/20/18 (A)(B)	1,325,000	1,073,250
MCG Commercial Loan Trust, Ser 2006-1A, Cl D
2.716%, 04/20/18 (A)(B)	9,672,657	6,770,860
NXT Capital CLO, Ser 2012-1A, Cl E
7.966%, 07/20/22 (A)(B)	10,286,000	9,411,690
Zais Investment Grade, Ser 2000-2A
1.385%, 05/17/15 (A)(B)	1,566,925	1,551,256

		43,718,653

Total Asset-Backed Securities
(Cost $586,662,005)		597,118,074

MONEY MARKET FUND — 4.5%
UNITED STATES — 4.5%
SEI Daily Income Trust Prime Obligation Fund, Cl A
0.080% (D) (E)	27,651,653	27,651,653

Total Money Market Fund
(Cost $27,651,653)		27,651,653

Total Investments — 101.9%
(Cost $614,313,658)		$624,769,727

Percentages based on Partners’ Capital of $613,385,234.

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

L.P. — Limited Partnership

Ser — Series

(A)	Variable rate security. The rate reported is the rate in effect as of June 30, 2012.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended. At June 30, 2012, the market value of the Rule 144A positions amounted to $546,271,044 or 87.4% of total investments in securities.
(C)	Securities considered illiquid. The total value of such securities as of June 30, 2012 was $597,118,074 and represented 97.4% of Partners’ Capital.
(D)	Rate shown is the 7-day effective yield as of June 30, 2012.
(E)	Investment in affiliated security.
(F)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Directors. The total market value of such securities as of June 30, 2012 was $1,751,300 and represented 0.3% of Partners’ Capital.

The following is a summary of the inputs used as of June 30, 2012 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$—	$597,118,074	$597,118,074
Money Market Fund	27,651,653	—	—	27,651,653

Total Investments in Securities	$27,651,653	$—	$597,118,074	$624,769,727

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

June 30, 2012

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

	Asset-Backed Securities	Hedge Funds
Beginning balance as of January 1, 2012	$390,710,513	$2,961,790
Accrued discounts/premiums	8,057,376	—
Realized gain/(loss)	29,981,302	1,645,400
Change in unrealized appreciation/(depreciation)	(1,986,315)	(1,461,790)
Proceeds from Sales	(214,948,078)	(3,145,400)
Purchases	385,303,276	—
Transfer into Level 3	—	—
Transfer out of Level 3	—	—

Ending balance as of June 30, 2012	$597,118,074	$—

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$5,253,033	$—

For the six month period ended June 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes.

SEI Structured Credit Fund, L.P.

Statement of Assets and Liabilities (Unaudited)

As of June 30, 2012

Assets
Investments in securities, at value (cost $586,662,005)	$597,118,074
Investment in affiliate, at value (cost $27,651,653, see note 2)	27,651,653
Receivable for securities sold	11,907,145
Interest receivable from investments	2,631,383
Prepaid Expense	38,211

Total assets	639,346,466

Liabilities
Payable for investment securities purchased	25,823,660
Administration fees payable	51,120
Other accrued expenses	86,452

Total liabilities	25,961,232

Limited Partners’ capital	$613,385,234

Limited Partners’ capital Represented by:
Paid-in-capital	$602,929,165
Net unrealized appreciation on investments	10,456,069

Limited Partners’ capital	$613,385,234

See accompanying notes.

SEI Structured Credit Fund, L.P.

Statement of Operations (Unaudited)

For the six month period ended June 30, 2012

Investment income
Interest income	$22,787,290
Interest income from affiliated investment	11,020

22,798,310

Expenses
Administration fee	267,611
Professional fees	48,852
Directors’ fees	15,000
Miscellaneous expenses	82,424

Total expenses	413,887

Net investment income	22,384,423

Realized and unrealized gains (losses) on investments
Net realized gain on investments	30,614,674
Net change in unrealized appreciation (depreciation) on investments	(10,954,913)

Net realized and unrealized gains on investments	19,659,761

Net increase in partners’ capital resulting from operations	$42,044,184

See accompanying notes.

SEI Structured Credit Fund, L.P.

Statement of Changes in Limited Partners’ Capital

	For the six month period ended June 30, 2012 (Unaudited)	For the year ended December 31, 2011
From investment activities
Net investment income	$22,384,423	$25,393,121
Net realized gain on investments	30,614,674	25,779,543
Net change in unrealized appreciation (depreciation) on investments	(10,954,913)	(22,878,195)

Net increase in partners’ capital resulting from operations	42,044,184	28,294,469

Partners’ capital transactions
Capital contributions	183,798,102	82,717,174
Capital withdrawals	(8,801,832)	(27,336,751)

Net increase in partners’ capital derived from capital transactions	174,996,270	55,380,423
Net increase in partners’ capital	217,040,454	83,674,892
Partners’ capital beginning of period	396,344,780	312,669,888

Partners’ capital end of period	$613,385,234	$396,344,780

See accompanying notes.

SEI Structured Credit Fund, L.P.

Statement of Cash Flows (Unaudited)

For the six month period ended June 30, 2012

Cash flows from operating activities
Net increase in Limited Partners’ capital resulting from operations	$42,044,184
Adjustments to reconcile net increase in Limited Partners’ capital resulting from operations to net cash used in operating activities:
Purchases of long-term investments	(438,300,992)
Proceeds from sales of long-term investments	269,956,746
Amortization on Discount (see Note 2)	(15,441,765)
Net purchases of short-term investments	(14,955,240)
Net realized gain on investments	(30,614,674)
Net change in unrealized appreciation (depreciation) on investments	10,954,913
Increase in securities sold receivable	(7,879,578)
Increase in interest receivable	(928,912)
Increase in prepaid expenses	(38,211)
Increase in securities purchased payable	22,823,660
Increase in administration fees payable	17,039
Decrease in other accrued expenses	(2,282)

Net cash used in operating activities	(162,365,112)

Cash flows from financing activities
Capital contributions	183,798,102
Capital redemptions	(21,432,990)

Net cash provided by financing activities	162,365,112

Net increase in cash and cash equivalents	—

Cash and cash equivalents
Beginning of period	—

End of period	$—

See accompanying notes.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited)

June 30, 2012

1. Organization

SEI Structured Credit Fund, LP (the “Fund”) is a Delaware limited partnership established on June 26, 2007 and commenced operations on August 1, 2007. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a closed-end, non-diversified, management investment company. The Fund offers limited partnership interests (“Interests”) solely through private placement transactions to investors (“Limited Partners”) that have signed an investment management agreement with SEI Investments Management Corporation (“SIMC” or the “Adviser”), the investment adviser to the Fund. As of June 30, 2012, the SEI Structured Credit Segregated Portfolio owned approximately 77.4% of the Fund, while the only other remaining Limited Partner owned approximately 22.6% of the Fund.

The Fund’s objective is to seek to generate high total returns. There can be no assurance that the Fund will achieve its objective. The Fund pursues its investment objective by investing in a portfolio comprised of collateralized debt obligations (“CDOs”) and other structured credit investments. CDOs involve special purpose investment vehicles formed to acquire and manage a pool of loans, bonds and/or other fixed income assets of various types. CDOs fund their investments by issuing several classes of securities, the repayment of which is linked to the performance of the underlying assets, which serve as collateral for certain securities issued by the CDO. In addition to CDOs, the Fund’s investments may include fixed income securities, loan participations, credit-linked notes, medium-term notes, registered and unregistered investment companies or pooled investment vehicles, and derivative instruments, such as credit default swaps and total return swaps (collectively with CDOs, “Structured Credit Investments”).

SEI Investment Strategies, LLC (the “General Partner”), a Delaware limited liability company, serves as the General Partner to the Fund and has no investment in the Fund as of June 30, 2012. The General Partner has delegated the management and control of the business and affairs of the Fund to the Board of Directors (the “Board”). A majority of the Board is and will be persons who are not “interested persons” (as defined in the 1940 Act) with respect to the Fund.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2012

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparing the financial statements:

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Fund’s financial statements are reasonable and prudent; however, actual results could differ from these estimates and it is reasonably possible that differences could be material.

Valuation of Investments

CDOs and other Structured Credit Investments are priced based upon valuations provided by independent, third party pricing agents using their proprietary valuation methodology. The third-party pricing agents may value Structured Credit Investments at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations.

If a price for a CDO or other Structured Credit Investment cannot be obtained from an independent, third-party pricing agent, the Fund shall seek to obtain a bid price from at least one dealer, who is independent of the Fund. In such cases, the independent dealer providing the price on the CDO or Structured Credit Investment may also be a market maker, and in many cases the only market maker, with respect to that security. As of June 30, 2012, 99.71% of all asset-backed securities are valued by an independent dealer who is also a market maker.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2012

2. Significant Accounting Policies (continued)

Valuation of Investments (continued)

A dealer’s valuation reflects its judgment of the price of an asset, assuming an arm’s length transaction at the valuation date between knowledgeable, willing market participants and sufficient time in advance of the valuation date to market the instrument. It generally assumes a round lot institutional transaction, without consideration for whether the client is long or short the instrument, and without adjustment for the size of the client’s position. The valuation pertains to an assumed transaction, does not necessarily reflect actual quoted or other prices, and does not indicate that an active market exists for the financial instrument.

A dealer’s valuation may be formulated using inputs such as a combination of observable market transactions of the exact security or a similar security and internal models. Bids-Wanted-In Competition, or BWICs, are widely distributed auctions of securities whose results are the primary input used by dealers to establish valuations for structured credit securities. Dealers supplement BWIC results with private transactions and model-driven valuations. Model-driven valuations require assumptions regarding default, recovery, and prepayment rates that are consistent with current market conditions.

In situations where market inputs are not available or do not provide a sufficient basis under current market conditions for pricing the instrument, the valuation may reflect the dealer’s view of the assumptions that market participants would use in pricing the instrument. Since market participants may have materially different views as to future supply, demand, credit quality and other factors relevant to pricing financial instruments, as well as bid and ask prices, valuations may differ materially among dealers. The actual level at which these instruments trade (if trades occur) could be materially different from the dealer’s valuation.

Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates fair value. Investments in open-ended investment companies are valued based on reported NAV of the investment company.

Securities for which market prices are not “readily available” or may be unreliable are valued in accordance with Fair Value Procedures established by the Board. The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2012

2. Significant Accounting Policies (continued)

Valuation of Investments (continued)

Examples of factors the Committee may consider are: the last trade price, the performance of the market or of the issuer’s industry, the liquidity of the security, the size of the holding in the Fund, or any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. At June 30, 2012, one security, with a fair market value of $1,751,300 or 0.3% of Partners capital, was fair valued by the Committee.

Certain Structured Credit Investments may be structured as private investment partnerships. Traditionally, a trading market for holdings of this type does not exist. The fair value of the Fund’s Interest in such a private investment fund will represent the amount that the Fund could reasonably expect to receive from the private investment fund if the Fund’s Interest were sold at the time of valuation, determined based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. Unless determined otherwise in accordance with the Fund’s Fair Value Procedures, the fair value of the Fund’s Interest in a private investment fund will usually be the value attributed to such interest, as of that time of valuation, as reported to the Fund by the private investment fund’s manager, administrator, or other designed agent. As a practical matter, the Adviser and the Board have little or no means of independently verifying the valuations provided by such private investment funds. In the unlikely event that a private investment fund does not report a value to the Fund on a timely basis and such fund is not priced by independent pricing agents of the Fund, the Fund’ Committee would determine the fair value of the private investment fund based on the most recent value reported by the private investment fund, as well as any other relevant information available at the time the Fund values its portfolio. As of June 30, 2012, the Fund did not hold any private investment partnerships.

The Board will periodically review the Fund’s valuation policies and will update them as necessary to reflect changes in the types of securities in which the Fund invests.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2012

2. Significant Accounting Policies (continued)

Fair Value of Financial Instruments

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the funds have has the ability to access at the measurement date;

Level 2 — Observable market based inputs or unobservable inputs that are corroborated by market data, which includes financial instruments that are valued using models or other valuation methodologies. These models are primarily industry standard models that consider various assumptions, including time value, yield curve, volatility factors, prepayment speeds, default rates, loss severity, current market and contractual prices for the underlying financial instruments, as well as other relevant economic measures. Substantially all of these assumptions are observable in the marketplace, can be derived from observable data or are supported by observable levels at which transactions are executed in the marketplace;

Level 3 — Unobservable inputs that are not corroborated by market data (supported by little or no market activity), which is comprised of financial instruments whose fair value is estimated based on internally developed models or methodologies utilizing significant inputs that are generally less readily observable.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2012

2. Significant Accounting Policies (continued)

Fair Value of Financial Instruments (continued)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of June 30, 2012. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at June 30, 2012	Valuation Techniques (1)	Unobservable Inputs	Ranges
Asset-Backed Securities	$595,366,774	Broker Quoted	N/A	N/A
Asset-Backed Security	1,751,300	Fair Value	Indicative Quotes	N/A

(1) Represents the Fund’s investments in securities that are valued using the methodologies found in Note 2, Significant Accounting Policies — Valuation of Investments.

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the six month period ended June 30, 2012, there have been no significant changes to the Fund’s fair valuation methodologies.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2012

2. Significant Accounting Policies (continued)

Income Recognition and Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting except for certain heavily subordinated collateralized loan obligations (“CLOs”) for which the Fund cannot reasonably estimate performance. Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the estimated life of the security. Amortization of premiums and discounts are included in interest income.

Collateralized Debt Obligations

The Fund invests in CDOs which include CLOs and other similarly structured securities. CLOs are a type of asset-backed security. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses. For CDOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2012

2. Significant Accounting Policies (continued)

Collateralized Debt Obligations (continued)

In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Federal Taxes

The Fund intends to be treated as a partnership for federal, state, and local income tax purposes. The Limited Partners are responsible for the tax liability or benefit relating to its distributive share of taxable income or loss. Accordingly, no provision for federal, state, or local income taxes is reflected in the accompanying financial statements.

For the six month period ended June 30, 2012, in accordance with the accounting guidance provided in the AICPA Audit and Accounting Guide, “Audits of Investment Companies,” the Fund reclassified $22,384,423 and $30,614,674 from accumulated net investment income and accumulated net realized gain, respectively, to net Limited Partners’ capital. The reclassification was to reflect, as an adjustment to net Limited Partners’ capital, the amount of taxable income that has been allocated to the Limited Partners and has no effect on net assets.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provisions in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2012

2. Significant Accounting Policies (concluded)

Cash and Cash Equivalents

The Fund treats all highly liquid financial instruments that mature within three months of acquisition as cash equivalents. Cash equivalents are valued at cost plus accrued interest, which approximates fair value. At June 30, 2012, the Fund did not hold any cash and held $27,651,653 in an affiliated money market fund which is classified as part of the Fund’s investment portfolio in the Schedule of Investments

3. Adviser, Administrator and Other Transactions

The Adviser does not charge a management fee to the Fund. Limited Partners are responsible for paying the fees of the Adviser directly under their individual investment management agreement with the Adviser. Each agreement sets forth the fees to be paid to the Adviser, which are ordinarily expressed as a percentage of the Limited Partner’s assets managed by the Adviser. This fee, which is negotiated between the Limited Partner and the Adviser, may include a performance-based fee and/or a fixed-dollar fee for certain specified services.

The Adviser has voluntarily agreed that certain expenses of the Fund, including custody fees and administrative fees, calculated monthly, shall not in the aggregate exceed 0.50% per annum of the Fund’s monthly average net asset value, and the Adviser or its affiliates will waive Fund fees or reimburse Fund expenses to the extent necessary so that such 0.50% limit is not exceeded. The following expenses of the Fund are specifically excluded from the expense limit: organizational expenses; extraordinary, non-recurring and certain other unusual expenses; taxes and fees; and expenses incurred indirectly by the Fund through its investments in Structured Credit Investments. The Adviser may discontinue all or part of this waiver at any time.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2012

3. Adviser, Administrator and Other Transactions (continued)

SEI Global Services, Inc. (the “Administrator”), serves as the Fund’s administrator. The Administrator is a wholly-owned subsidiary of SEI Investments Company. The Administrator provides certain administrative, accounting, and transfer agency services to the Fund. The services performed by the Administrator may be completed by one or more of its affiliated companies. The Fund pays the Administrator a fee equal to 0.10% (on an annualized basis) of the Fund’s Net Asset Value which is accrued monthly based on month-end net assets and is paid monthly, and reimburses the Administrator for certain out-of-pocket expenses.

SEI Investments Distribution Co. (the “Placement Agent”) serves as the Fund’s placement agent pursuant to an agreement with the Fund. The Placement Agent is a wholly owned subsidiary of SEI Investments Company. The Placement Agent is not compensated by the Fund for its services rendered under the agreement.

4. Allocation of Profits and Losses

The Fund maintains a separate capital account for each of its Limited Partners. As of the last day of each month, the Fund shall allocate net profits or losses for that month to the capital accounts of all Limited Partners, in proportion to their respective opening capital account balances for such month (after taking into account any capital contributions deemed to be made as of the first day of such month).

5. Partners’ Capital

The Fund, in the discretion of the Board, may sell interests to new Limited Partners and may allow existing Limited Partners to purchase additional Interests in the Fund on such days as are determined by the Board in its sole discretion. It is the Fund’s intention to allow limited purchases of Interests only during designated subscription periods as may be established by the Board or its designees (currently, the Adviser) and communicated to Limited Partners. The Board or its designee will determine the amount of Interests offered to Limited Partners during a subscription period at its discretion. During the established subscription periods, Interests may be purchased on a business day, or at such other times as the Board may determine, at the offering price (which is net asset value). The Fund may discontinue its offering at any time.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2012

5. Partners’ Capital (continued)

The Fund is a closed-end investment company, and therefore no Limited Partner will have the right to require the Fund to redeem its Interests. The Fund from time to time may offer to repurchase outstanding Interests pursuant to written tenders by Limited Partners. Repurchase offers will be made at such times and on such terms as may be determined by the Board in its sole discretion. In determining whether the Fund should repurchase Interests from Limited Partners pursuant to written tenders, the Board will consider the recommendations of the Adviser.

The Adviser expects that it will recommend to the Board that the Fund offer to repurchase Interests four times each year, as of the last business day of March, June, September, and December. However, Limited Partners will not be permitted to tender for repurchase Interests that were acquired less than two years prior to the effective date of the proposed repurchase.

Even after the initial two year period, it is possible that there will be extended periods during which illiquidity in the underlying investments held by the Fund or other factors will cause the Board to elect not to conduct repurchase offers. Such periods may coincide with periods of negative performance. In addition, even in the event of a repurchase offer, it is possible that there will be an oversubscription to the repurchase offer, in which case an Investor may not be able to redeem the full amount that the Investor wishes to redeem.

During the six month period ended June 30, 2012, the Fund offered to repurchase Interests resulting in capital withdrawals of $8,801,832.

6. Investment Transactions

The cost of security purchases and proceeds from the sale and maturity of securities, other than temporary cash investments, during the six month period ended June 30, 2012 were $438,300,992 and $269,956,746, respectively.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2012

6. Investment Transactions (continued)

As of June 30, 2012, the estimated cost of investments for tax purposes is $604,889,584. Net unrealized appreciation on investments for tax purposes was $19,880,143 consisting of $30,942,668 of gross unrealized appreciation and $11,062,525 of gross unrealized depreciation.

7. Concentrations of Risk

In the normal course of business, the Fund may trade various financial instruments and may enter into various investment activities with off-balance sheet risk. The Fund’s satisfaction of the obligations may exceed the amount recognized in the statement of assets and liabilities.

(a) Market risk

Market risk encompasses the potential for both losses and gains and includes price risk, interest rate risk, prepayment risk and collateral performance risk. The Fund’s market risk management strategy is driven by the Fund’s investment objective. The Adviser oversees each of the risks in accordance with policies and procedures.

(i)	Price risk

Price risk is the risk the value of the instrument will fluctuate as a result of changes in market prices, whether caused by factors specific to an individual investment, its issuer or any factor affecting financial instruments traded in the market. As all of the Fund’s financial instruments are carried at fair value with fair value changes recognized in the Statement of Operations, all changes in market conditions directly affect net assets.

(ii) Interest rate risk

The fair value of the Fund’s investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2012

7. Concentrations of Risk (continued)

(a) Market risk (continued)

(iii) Prepayment risk

Prepayment risk is the risk associated with the early unscheduled return of principal on a fixed-income security. Some fixed-income securities, such as CDOs, have embedded call options which may be exercised by the issuer, or in the case of a CDO, the borrower. The yield-to-maturity of such securities cannot be known for certain at the time of purchase since the cash flows are not known. When principal is returned early, future interest payments will not be paid on that part of the principal. If the security was purchased at a premium (a price greater than 100) the security’s yield will be less than what was estimated at the time of purchase.

(iv) Collateral performance risk

Collateral performance risk is the risk that defaults or underperformance of the CDO’s underlying collateral negatively impacts scheduled payments to a tranche based on relative seniority in the overall capital structure of each deal.

(b) Counterparty credit risk

Counterparty credit risk is the risk a counterparty to a financial instrument could fail on a commitment that it has entered into with the Fund. The Fund minimizes counterparty credit risk by undertaking transactions with large well-capitalized counterparties or brokers and by monitoring the creditworthiness of these counterparties.

8. Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, since inception the Fund has not had claims or losses pursuant to these contracts and expects the risk of loss to be remote.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2012

8. Financial Highlights

The following represents the ratios to average net assets and other supplemental information for the following periods:

	For the six month period ended June 30, 2012 (Unaudited)		For the year ended 2011	For the year ended 2010	For the year ended 2009	For the year ended 2008	For the period August 1, 2007* through December 31, 2007
Total return (1)	9.74%		8.36%	42.92%	189.59%	(62.03)%	5.82	%(3)

Limited Partners’ capital, end of period (000’s)	$613,385		$396,345	$312,670	$319,274	$72,893	$25,034

Ratio to average partners’ capital†
Net investment income ratio
Net investment income, net of waivers	8.08	%††(2)	7.23%††	8.09%††	8.11%††	18.28%††	9.13	%††(2)

Expense ratio††
Operating expenses, before waivers	0.16	%(2)	0.18%	0.21%	0.31%	0.51%	1.54	%(2)(4)
Operating expenses, net of waivers	0.16	%(2)	0.18%	0.21%	0.30%	0.49%	0.37	%(2)(4)

Portfolio turnover rate	51.19	%(3)	76.57%	94.63%	141.21%	13.88%	21.85	%(3)

*	Commenced operations.
†	Ratios to average partners’ capital are calculated based on the outstanding Limited partners’ capital during the period and for all the Limited Partners taken as a whole.
††	Ratios do not include the Fund’s allocated share of income/expense from hedge funds.
(1)	Total return is calculated for all the Limited Partners taken as a whole. A Limited Partner’s return may vary from these returns based on the timing of capital transactions.
(2)	Annualized.
(3)	Not annualized.
(4)	Expense ratios include offering costs and tax liability costs, which are not annualized. Had the offering costs and tax liability costs been annualized, the ratio for “Operating expenses, before waivers” and “Operating expenses, net of waivers” would have been 1.67% and 0.50%, respectively.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (concluded)

June 30, 2012

9. Subsequent Event

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Included in Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual report.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable for semi-annual report.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

None.

Item 10.	Submission of Matters to a Vote of Security Holders.

None.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the 1940 Act, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SEI Structured Credit, L.P.

By (Signature and Title)	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: September 5, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Robert A. Nesher
Robert A. Nesher, President

Date: September 5, 2012

By (Signature and Title)

/s/ Peter A. Rodriguez
Peter A. Rodriguez, Treasurer

Date: September 5, 2012